Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	114 Months Ended		120 Months Ended			133 Months Ended		134 Months Ended		239 Months Ended		371 Months Ended		485 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 01, 2015	Dec. 31, 2014
C000003881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Hedged Equity Fund (Legacy Class/(MEIFX))
Account Value	$ 33,033	$ 33,033	$ 33,033	$ 33,033		$ 33,033		$ 33,033	$ 33,033		$ 33,033		$ 33,033		$ 33,033		$ 33,033		$ 29,206	$ 24,551	$ 29,403	$ 25,586	$ 20,271	$ 13,983	$ 14,073	$ 11,000	$ 9,896		$ 10,000
Average Annual Return, Percent		13.10%	11.21%					12.69%					9.92%	[1]
C000132937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Hedged Equity Fund (Class A/(MRAEX))
Account Value	$ 31,906	$ 31,906	$ 31,906	31,906		31,906		$ 31,906	31,906		$ 31,906		$ 31,906		31,906		31,906		28,309	23,863	28,698	25,040	19,914	13,776	13,917	10,923	9,863		10,000
Average Annual Return, Percent		12.71%	9.89%					12.30%			11.70%	[2]
C000132937 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Hedged Equity Fund (Class A/(MRAEX))
Average Annual Return, Percent		6.22%	8.59%					11.64%			11.11%	[2]
C000156527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Hedged Equity Fund (Class C/(MRCEX))
Account Value	$ 29,398	$ 29,398	$ 29,398	$ 29,398		29,398		$ 29,398	29,398		$ 29,398		29,398		29,398		29,398		26,264	22,237	26,861	23,552	18,797	13,054	13,247	10,445	9,471	$ 10,000
Average Annual Return, Percent		11.93%	9.36%	12.02%	[3]
C000132936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Hedged Equity Fund (Investor Class/(MRIEX))
Account Value	$ 32,786	$ 32,786	$ 32,786	$ 32,786		32,786		$ 32,786	32,786		$ 32,786		32,786		32,786		32,786		29,001	24,383	29,243	25,403	20,178	13,893	14,028	10,984	9,888		10,000
Average Annual Return, Percent		13.05%	10.19%					12.61%			12.00%	[4]
C000003882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Growth Fund (Legacy Class/(MERDX))
Account Value	$ 20,485	$ 20,485	$ 20,485	20,485		20,485		$ 20,485	20,485		$ 20,485		20,485		20,485		$ 20,485		19,273	16,717	23,629	20,527	16,431	12,875	13,831	11,009	9,468		10,000
Average Annual Return, Percent		6.29%	4.51%					7.43%									11.47%	[5]
C000132941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Growth Fund (Institutional Class/(MRRGX))
Account Value	$ 2,051,168	$ 2,051,168	$ 2,051,168	2,051,168		$ 2,051,168		$ 2,051,168	2,051,168		2,051,168		2,051,168		2,051,168		$ 2,051,168		1,929,349	1,672,553	2,363,973	2,052,732	1,642,661	1,286,961	1,382,106	1,100,052	945,947		1,000,000
Average Annual Return, Percent		6.32%	4.54%			7.42%	[6]	7.45%
C000132940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Growth Fund (Class A/(MRAGX))
Account Value	$ 19,847	$ 19,847	$ 19,847	19,847		$ 19,847		$ 19,847	19,847		$ 19,847		19,847		19,847		19,847		18,691	16,244	23,028	20,065	16,111	12,669	13,649	10,897	9,402		10,000
Average Annual Return, Percent		6.19%	4.26%					7.10%			7.56%	[7]
C000132940 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Growth Fund (Class A/(MRAGX))
Average Annual Return, Percent		0.07%	3.03%					6.46%			6.99%	[7]
C000156528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Growth Fund (Class C/(MRCGX))
Account Value	$ 17,936	$ 17,936	$ 17,936	$ 17,936		17,936		$ 17,936	17,936		$ 17,936		17,936		17,936		17,936		17,007	14,892	21,265	18,663	15,089	11,948	12,966	10,430	9,061	10,000
Average Annual Return, Percent		5.46%	3.52%	6.34%	[8]
C000132939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Growth Fund (Investor Class/(MRIGX))
Account Value	$ 20,350	$ 20,350	$ 20,350	$ 20,350		20,350		$ 20,350	20,350		$ 20,350		20,350		20,350		20,350		19,152	16,619	23,509	20,441	16,363	12,824	13,783	10,978	9,449		10,000
Average Annual Return, Percent		6.25%	4.46%					7.36%			7.84%	[9]
C000003883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Contrarian Fund (Legacy Class/(MVALX))
Account Value	$ 25,762	$ 25,762	$ 25,762	25,762		25,762		$ 25,762	25,762		$ 25,762		25,762		$ 25,762		25,762		23,494	20,923	25,145	19,937	16,105	13,027	14,055	11,260	9,657		10,000
Average Annual Return, Percent		9.65%	9.85%					9.93%							12.22%	[10]
C000132943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Contrarian Fund (Class A/(MFCAX))
Account Value	$ 24,822	$ 24,822	$ 24,822	24,822		24,822		$ 24,822	24,822		$ 24,822		24,822		$ 24,822		24,822		22,700	20,274	24,440	19,440	15,744	12,793	13,852	11,153	9,609		10,000
Average Annual Return, Percent		9.35%	9.53%					9.52%			9.39%	[11]
C000132943 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Contrarian Fund (Class A/(MFCAX))
Average Annual Return, Percent		3.08%	8.24%					8.87%			8.81%	[11]
C000156529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Contrarian Fund (Class C/(MFCCX))
Account Value	$ 22,355	$ 22,355	$ 22,355	$ 22,355		22,355		$ 22,355	22,355		$ 22,355		22,355		22,355		22,355		20,604	18,542	22,518	18,039	14,721	12,032	13,111	10,610		10,000
Average Annual Return, Percent		8.50%	8.72%	8.84%	[12]
C000132942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Contrarian Fund (Investor Class/(MFCIX))
Account Value	$ 25,482.2	$ 25,482.2	$ 25,482.2	$ 25,482.2		25,482.2		$ 25,482.2	25,482.2		$ 25,482.2		25,482.2		25,482.2		25,482.2		23,242	20,699	24,895	19,749	15,964	12,923	13,962	11,213	9,633		10,000
Average Annual Return, Percent		9.64%	9.80%					9.81%			9.68%	[13]
C000132293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))
Account Value	$ 21,925	$ 21,925	$ 21,925	21,925		21,925		$ 21,925	$ 21,925		$ 21,925		21,925		21,925		21,925		19,634	17,214	22,862	21,199	16,574	13,908	13,811	11,241	9,334		10,000
Average Annual Return, Percent		11.67%	5.76%					8.17%	9.62%	[14]
C000132296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))
Account Value	$ 2,212,107	$ 2,212,107	$ 2,212,107	2,212,107		$ 2,212,107		$ 2,212,107	$ 2,212,107		2,212,107		2,212,107		2,212,107		2,212,107		1,977,580	1,731,779	2,297,790	2,130,645	1,662,304	1,394,929	1,385,220	1,126,545	934,228		1,000,000
Average Annual Return, Percent		11.86%	5.88%			8.27%	[15]	8.26%
C000132295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Small Cap Growth Fund (Class A/(MSGAX))
Account Value	$ 21,225	$ 21,225	$ 21,225	21,225		$ 21,225		$ 21,225	$ 21,225		21,225		21,225		21,225		21,225		19,056	16,754	22,325	20,776	16,293	13,729	13,674	11,154	9,299		10,000
Average Annual Return, Percent		11.38%	5.43%					7.82%	9.26%	[16]
C000132295 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Small Cap Growth Fund (Class A/(MSGAX))
Average Annual Return, Percent		4.95%	4.19%					7.18%	8.68%	[16]
C000156530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Small Cap Growth Fund (Class C/(MSGCX))
Account Value	$ 18,799	$ 18,799	$ 18,799	$ 18,799		18,799		$ 18,799	$ 18,799		18,799		18,799		18,799		18,799		17,006	15,053	20,212	18,934	14,955	12,679	12,727	10,462	8,777	10,000
Average Annual Return, Percent		10.54%	4.68%	6.87%	[17]
C000132294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Meridian Small Cap Growth Fund (Investor Class/(MISGX))
Account Value	$ 21,785	$ 21,785	$ 21,785	$ 21,785		21,785		$ 21,785	$ 21,785		21,785		21,785		21,785		21,785		19,501	17,104	22,741	21,097	16,511	13,883	13,786	11,224	9,326		10,000
Average Annual Return, Percent		11.71%	5.70%					8.10%	9.55%	[18]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254		34,254		$ 34,254	$ 34,254		$ 34,254		$ 34,254		34,254		34,254		27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000	10,000
Average Annual Return, Percent		25.02%	14.53%	10.54%	[3]			13.10%			10.54%	[2],[4]	10.54%	[1]
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604		$ 32,604		$ 32,604	$ 32,604		$ 32,604		$ 32,604		$ 32,604		$ 32,604		26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000	10,000
Average Annual Return, Percent		23.81%	13.86%	11.75%	[8]	11.75%	[6]	12.55%	12.86%	[14],[16],[18]	11.75%	[7],[9]			10.47%	[10]	11.75%	[5]
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Index
Account Value	$ 23,347	$ 23,347	$ 23,347	$ 23,347		$ 23,347		$ 23,347	$ 23,347		$ 23,347		23,347		$ 23,347		$ 23,347		20,846	17,753	21,748	18,402	15,336	12,003	13,337	11,418	9,710	10,000	10,000
Average Annual Return, Percent		12.00%	8.77%	9.99%	[12]			8.85%			9.99%	[11],[13]			9.99%	[10]
CBOE S And P 500 Buy Write Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 Buy Write Index
Account Value	$ 19,566	$ 19,566	$ 19,566	$ 19,566		$ 19,566		$ 19,566	19,566		$ 19,566		$ 19,566		$ 19,566		19,566		16,288	14,566	16,434	13,641	14,028	12,126	12,733	11,268	10,524	10,000	10,000
Average Annual Return, Percent		20.12%	6.88%	5.90%	[3]			6.94%			5.90%	[2],[4]	5.90%	[1]
Russell 3000 S000001463 Index [Member]
Account Value [Line Items]
Average Annual Return, Percent				10.47%	[12]						10.47%	[11],[13]
Russell 3000 S000042770 Index [Member]
Account Value [Line Items]
Average Annual Return, Percent				12.86%	[17]	12.86%	[15]
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Growth Index
Account Value	$ 24,677	$ 24,677	$ 24,677	$ 24,677		$ 24,677		$ 24,677	24,677		$ 24,677		$ 24,677		24,677		$ 24,677		21,666	18,217	24,688	23,503	16,732	12,613	13,631	10,952	9,981	10,000	10,000
Average Annual Return, Percent		13.90%	8.08%	9.07%	[8]		[6],[19]	9.45%				[7],[9],[20],[21]						[5],[22]
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 21,772	$ 21,772	$ 21,772	$ 21,772		$ 21,772		$ 21,772	$ 21,772		$ 21,772		21,772		21,772		$ 21,772		18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978	9,862	10,000	10,000
Average Annual Return, Percent		15.15%	6.86%	8.25%	[17]	8.25%	[15]	8.09%	8.25%	[14],[16],[18]
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index
Account Value	$ 21,204	$ 21,204	$ 21,204	$ 21,204		$ 21,204		$ 21,204	$ 21,204		$ 21,204		$ 21,204		$ 21,204		$ 21,204		$ 19,105	$ 16,473	$ 18,953	$ 14,832	$ 14,142	$ 11,445	$ 13,059	$ 11,833	$ 9,451	$ 10,000	$ 10,000
Average Annual Return, Percent		10.98%	8.44%	8.04%	[12]			7.81%				[11],[13],[23],[24]				[10],[25]

[1]	Inception date of Legacy Class is 01/31/05
[2]	Inception date of Class A is 11/15/13
[3]	Inception date of Class C is 07/01/15
[4]	Inception date of Investor Class is 11/15/13
[5]	Inception date of Legacy Class is 08/01/84
[6]	Inception date of Institutional Class is 12/24/14
[7]	Inception date of Class A is 11/15/13
[8]	Inception date of Class C is 07/01/15
[9]	Inception date of Investor Class is 11/15/13
[10]	Inception date of Legacy Class is 02/10/94
[11]	Inception date of Class A is 11/15/13
[12]	Inception date of Class C is 07/01/15
[13]	Inception date of Investor Class is 11/15/13
[14]	Inception date of Legacy Class is 12/16/13
[15]	Inception date of Institutional Class is 12/24/14
[16]	Inception date of Class A is 12/16/13
[17]	Inception date of Class C is 07/01/15
[18]	Inception date of Investor Class is 12/16/13
[19]	Inception date of Institutional Class precedes the inception date of the Russell 2500® Growth Index.
[20]	Inception date of Class A precedes the inception date of the Russell 2500® Growth Index.
[21]	Inception date of Investor Class precedes the inception date of the Russell 2500® Growth Index.
[22]	Inception date of Legacy Class precedes the inception date of the Russell 2500® Growth Index.
[23]	Inception date of Class A precedes the inception date of the Russell 2500® Value Index.
[24]	Inception date of Investor Class precedes the inception date of the Russell 2500® Value Index.
[25]	Inception date of Legacy Class precedes the inception date of the Russell 2500® Value Index.